Segment Information (Tables)	12 Months Ended
May. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables reconcile our segment results to our consolidated results reported in accordance with GAAP:

(in millions)	Olive Garden	LongHorn Steakhouse	Fine Dining	Other Business	Corporate	Consolidated
At May 31, 2015 and for the year ended
Sales	$3,789.6	$1,544.7	$500.1	$929.6	$—	$6,764.0
Restaurant and marketing expenses	3,089.1	1,304.8	405.2	785.7	—	5,584.8
Segment profit	$700.5	$239.9	$94.9	$143.9	$—	$1,179.2

Depreciation and amortization	$149.8	$71.6	$26.4	$47.3	$24.2	$319.3
Impairments and disposal of assets, net	28.2	0.4	—	21.0	12.5	62.1
Segment assets	1,625.1	1,261.1	865.6	1,054.6	1,188.3	5,994.7
Capital expenditures	118.9	67.4	22.9	83.4	3.9	296.5

(in millions)	Olive Garden	LongHorn Steakhouse	Fine Dining	Other Business	Corporate	Consolidated
At May 25, 2014 and for the year ended
Sales	$3,643.1	$1,383.9	$441.6	$817.0	$—	$6,285.6
Restaurant and marketing expenses	2,995.1	1,179.6	360.2	707.9	—	5,242.8
Segment profit	$648.0	$204.3	$81.4	$109.1	$—	$1,042.8

Depreciation and amortization	$149.6	$66.7	$24.3	$42.7	$21.1	$304.4
Impairments and disposal of assets, net	3.3	0.8	4.8	3.7	3.8	16.4
Segment assets	1,717.3	1,280.3	871.6	1,087.3	2,126.2	7,082.7
Capital expenditures	131.9	114.4	42.3	123.1	3.1	414.8

(in millions)	Olive Garden	LongHorn Steakhouse	Fine Dining	Other Business	Corporate	Consolidated
At May 26, 2013 and for the year ended
Sales	$3,684.8	$1,231.2	$396.4	$608.6	$—	$5,921.0
Restaurant and marketing expenses	2,977.6	1,043.2	320.3	516.6	—	4,857.7
Segment profit	$707.2	$188.0	$76.1	$92.0	$—	$1,063.3

Depreciation and amortization	$144.5	$60.1	$21.8	$32.0	$19.9	$278.3
Impairments and disposal of assets, net	0.2	0.5	—	—	0.2	0.9
Capital expenditures	214.4	151.9	34.4	103.3	6.1	510.1

Reconciliation of Operating Profit (Loss) from Segments to Consolidated
Reconciliation of segment profit to earnings from continuing operation before income taxes:

	Fiscal Year
(in millions)	May 31, 2015	May 25, 2014	May 26, 2013
Segment profit	$1,179.2	$1,042.8	$1,063.3
Less general and administrative expenses	(430.2)	(413.1)	(384.1)
Less depreciation and amortization	(319.3)	(304.4)	(278.3)
Less impairments and disposal of assets, net	(62.1)	(16.4)	(0.9)
Less interest, net	(192.3)	(134.3)	(126.0)
Earnings before income taxes	$175.3	$174.6	$274.0